New accounting standards	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
New Accounting Standards
New accounting standards

(3) New accounting standards

Recently-adopted standards

In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles in ASC Topic 740, Income Taxes (“ASC 740”) and by clarifying and amending existing ASC 740 guidance. The guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2020. Early adoption was permitted. The Corporation adopted the guidance as of January 1, 2021. The adoption did not have a material impact on the Corporation’s condensed consolidated financial statements.

Standards issued not yet adopted

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by removing major separation models required under current GAAP. The guidance removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for such exception and simplifies the diluted earnings per share calculation in certain areas. The guidance is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted in annual reporting periods ending after December 15, 2020. The Corporation is currently evaluating its adoption of the guidance and the impact that the guidance may have on its consolidated financial statements. The Corporation believes that the adoption of the guidance will not have a material impact on its consolidated financial statements.

New accounting standards

(3) New accounting standards

Recently-adopted standards

In July 2019, the FASB issued Accounting Standards Update (“ASU”) 2019-07, Codification Updates to SEC Sections—Amendments to SEC Paragraphs Pursuant to SEC Final Rule Releases No. 33-10532, Disclosure Update and Simplification, and Nos. 33-10231 and 33-10442, Investment Company Reporting Modernization, and Miscellaneous Updates (SEC Update), which clarifies or improves a variety of ASC disclosure and presentation requirements by aligning them with the regulations of the United States Securities and Exchange Commission (“SEC”), thereby eliminating redundancies and making the codification easier to apply. The guidance was effective upon issuance. The adoption did not have a material impact on the Corporation’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements on fair value measurements by removing, modifying, or adding certain disclosures. The guidance was effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption was permitted. The Corporation adopted the guidance as of January 1, 2020. The adoption did not have a material impact on the Corporation’s consolidated financial statements.

In June 2018, the FASB issued ASU 2018-08, Not-for-Profit Entities (Topic 958): Clarifying the Scope and the Accounting Guidance for Contributions Received and Contributions Made, which clarifies and improves the scope and the accounting guidance for contributions received and contributions made. The guidance should assist entities in: (1) evaluating whether transactions should be accounted for as contributions (nonreciprocal transactions) within the scope of ASC 958 or as exchange (reciprocal) transactions subject to other guidance; and (2) determining whether a contribution is conditional. Distinguishing between contributions and exchange transactions determines which guidance is applied. For resource recipients, ASU 2018-08 was effective for annual periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Early adoption was permitted. The Corporation adopted the guidance as of January 1, 2019. The adoption did not have a material impact on the Corporation’s consolidated financial statements.

SAb Biotherapeutics, Inc. and subsidiaries

Notes to consolidated financial statements

In June 2018, the FASB issued ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which expands the scope of accounting for share-based payment arrangements to include share-based payment transactions for acquiring goods and services from nonemployees. The guidance was effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption was permitted. The Corporation adopted the guidance as of January 1, 2019, on a prospective basis. The adoption did not have a material impact on the Corporation’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost and replaces the existing incurred loss impairment model with an expected loss model. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes may result in earlier recognition of credit losses. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, which narrowed the scope and changed the effective date for non-public entities for ASU 2016-13. The FASB subsequently issued supplemental guidance, including ASU No. 2019-05, Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief (‘‘ASU 2019-05’’). ASU 2019-05 provides an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost. For public entities that are SEC filers, excluding entities eligible to be smaller reporting companies, ASU 2016-13 was effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, ASU 2016-13 is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption was permitted. The Corporation adopted the guidance as of January 1, 2020. The adoption did not have a material impact on the Corporation’s consolidated financial statements.

Standards issued not yet adopted

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by removing major separation models required under current GAAP. The guidance removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for such exception and simplifies the diluted earnings per share calculation in certain areas. The guidance is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted in annual reporting periods ending after December 15, 2020. The Corporation is currently evaluating its adoption of the guidance and the impact that the guidance may have on its consolidated financial statements. The Corporation believes that the adoption of the guidance will not have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles in ASC Topic 740, Income Taxes (“ASC 740”) and by clarifying and amending existing ASC 740 guidance. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2020. Early adoption is permitted. The Corporation is currently evaluating its adoption of the guidance and the impact that the guidance may have on its consolidated financial statements. The Corporation believes that the adoption of the guidance will not have a material impact on its consolidated financial statements.